Shareholder Report	10 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		NEIMAN FUNDS
Entity Central Index Key		0001215880
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
Advisors Capital Total Return - Equity Fund
Shareholder Report [Line Items]
Fund Name		Advisors Capital Total Return - Equity Fund
Class Name		Advisors Capital Total Return - Equity Fund
Trading Symbol		ACUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number		1-888-247-3841
Additional Information Website		https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$199	1.87%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Even with a brief sharp correction around "Liberation Day" tariff policy announcements in early April, the global stock markets have performed well above average during the fiscal year.  Unlike the previous number of years, though, the international markets have been performing even better than the U.S. markets through the first nine months of 2025.  Besides the relative outperformance of non-U.S. markets, however, large growth companies are still outperforming value and small/midcap companies during the fiscal year and for the year-to-date period in 2025.  There have been short term periods of outperformance for value and smaller companies, but it has not been sustained.  The "Magnificent 7" or Top 10 stocks in the S&P 500 have continued to outperform the overall market even as the global markets have broadened some.  The top 7 stocks currently make up almost 35% of the index, while the top 10 account for more than 40%.  The Total Return Equity strategy is a diversified portfolio that focuses on quality companies that return capital to shareholders.  Companies in the portfolio must exhibit strong balance sheets, positive free cash flow and strong returns on invested capital and equity.  In terms of return of capital, at least 80% of companies must pay cash dividends and the rest of the companies in the portfolio must have repurchased their shares on a net basis over the past 3 years.  The strategy also maintains a dividend yield that is greater than the S&P 500.

New positions that have been added to the portfolio over the past fiscal year have generally been positive contributors to performance.  These new companies include Berkshire Hathaway, Cisco, Chubb, Colgate, Dell, Linde and Meta Platforms.  The companies that have been the largest contributors to performance over the past year are Broadcom, Oracle, TE Connectivity and Ulta Beauty.  The first three companies have benefited from exposure to AI, while Ulta Beauty has bounced back from a challenging period in the prior year. The companies that have been the weakest contributors to performance over the past year are Accenture, Zoetis and Colgate.  Each of these companies have disappointed shareholders to some degree, but we continue to expect each of them to perform better in the future.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Total Return - Equity Fund	13.23%	7.59%
S&P 500 3% Capped Index	16.29%	13.58%*
S&P 500 Index	17.60%	14.23%

Performance Inception Date		Mar. 19, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 309,507,714	$ 309,507,714
Holdings Count | shares	52	52
Advisory Fees Paid, Amount		$ 4,177,638
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$309,507,714
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	13%
Total Advisory Fees Paid ($)	$4,177,638

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name		Advisors Capital Small/Mid Cap Fund
Class Name		Advisors Capital Small/Mid Cap Fund
Trading Symbol		ACSMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number		1-888-247-3841
Additional Information Website		https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$195	1.87%

Expenses Paid, Amount		$ 195
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ending September 30, 2025, the Advisors Capital Small/Mid Cap Fund registered gains in three of the four calendar quarters.  The Fund started strong early in the fiscal year.  Through November 2024, the market believed the new Trump administration and Republican sweep to be more business- and consumer-friendly with policies likely including an extension of previous Trump administration tax cuts, new tax rate reductions, and a less burdensome regulatory environment.  This benefited smaller companies in general and especially two industries traditionally active in mergers and acquisitions – Software Services and Banking.  In December, the market experienced a hangover of sorts and pulled back but the quarter ended up 1.70%.  Tariff and economic policy concerns pressured equity prices in the first quarter (-4.45%), while optimism for a delay in universal tariff implementation and a belief the final tariffs would be negotiated lower helped the Fund rebound in the June ending quarter (+8.35%).  The Fund moved higher in the final fiscal quarter through September as comments by Chairman Powell suggested one or more US interest rate cuts would occur before year-end 2025.  Companies with weaker balance sheets, that is, more debt in their capital structure, as well as more cyclically-oriented companies led equities higher from August 1, 2025, through the end of the fiscal year.

The following highlights the largest contributing and detracting companies to the Fund's return:

•       Positive Contributors

o     Coastal Financial Corp (+4.76 percentage points) – this high-quality community bank offers a Banking-as-a-Service to a number of Fintech partners which should contribute meaningfully to long-term earnings growth.

o     Casey's General Stores (+2.06 percentage points) – this Iowa-based convenience store operator continues to execute well – featuring high-demand food items like pizza.

•       Negative Contributors

o      Avantor (-2.32 percentage points) – the company's laboratory business did not rebound as hoped in 2025.

o     Owens Corning (-0.86 percentage points) – the building materials supplier stock price declined in a weakening US home building environment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Small/Mid Cap Fund	8.68%	3.17%
S&P 500 Index	17.60%	14.23%
CRSP US Small Cap Index	8.66%	5.05%

Performance Inception Date		Mar. 19, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 112,019,003	$ 112,019,003
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 1,432,928
Investment Company, Portfolio Turnover		8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$112,019,003
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$1,432,928

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name		Advisors Capital Tactical Fixed Income Fund
Class Name		Advisors Capital Tactical Fixed Income Fund
Trading Symbol		ACTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number		1-888-247-3841
Additional Information Website		https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$190	1.87%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ended September 30, 2025, the Advisors Capital Tactical Fixed Income Fund performed relatively well against the benchmark. During the period, short-term interest rates (0-2 years) declined as expected given the Fed's actual and future estimated rate cuts. Longer maturity (20-30 years) Treasury rates rose more than intermediate Treasury rates (3-7 years). 20-30-year yields increased by more than 0.50% while the 5-year Treasury rose less than 0.20%. Credit spreads, tightened modestly across investment grade and high yield corporate bonds.

Regarding positioning, our overweight exposure to variable/floating rate coupon preferreds had a beneficial impact to performance. We were also overweight (short) high-yield which also enhanced performance. Additionally, our focus on corporate bonds rather than treasuries / government-related debt contributed positively to performance as well since corporate bonds generate a credit spread versus treasuries, by definition, which have no credit spread.  It is worth mentioning that the higher yield environment of the last few years has led to the creation of numerous ETFs that own corporate bonds maturing in a specific year such as 2029, 2030, or 2031. We are selectively utilizing some of these more precise ETFs to gain exposure to bonds with duration that we find particularly compelling. We will continue to be flexible and will adjust our interest rate (duration) and credit spread exposure as we deem best suited to the credit environment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Tactical Fixed Income Fund	2.96%	1.10%
Bloomberg US Aggregate Bond Index	2.88%	0.17%
Bloomberg US Intermediate Corporate Bond Index	5.08%	2.02%

Performance Inception Date		Mar. 19, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 170,852,795	$ 170,852,795
Holdings Count | shares	10	10
Advisory Fees Paid, Amount		$ 2,152,812
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$170,852,795
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	45%
Total Advisory Fees Paid ($)	$2,152,812

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Active All Cap Fund
Shareholder Report [Line Items]
Fund Name		Advisors Capital Active All Cap Fund
Class Name		Advisors Capital Active All Cap Fund
Trading Symbol		ACALX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number		1-888-247-3841
Additional Information Website		https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$200	1.87%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Active All Cap strategy had strong absolute performance during the Fund's fiscal year.  While the broad stock markets were strong, there was a clear dichotomy between growth and value, large cap versus small cap and the top 10 stocks versus the rest of the market.  Growth continued to outperform value during the fiscal year which resulted in our Vanguard Growth ETF having the strongest performance of all positions in the Active All Cap strategy.  Large cap stocks also continued to outperform both mid cap and small cap issues.  This led to the weakest contributor to performance in the Active All Cap strategy coming from the iShares Core S&P Mid-Cap ETF.  The other trend that continued in the fiscal year is that the top 10 largest companies in the stock market outperformed the rest of the market by a meaningful amount.  This was the result of earnings growth and high AI exposure in the largest companies relative to the rest of the market.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Inception (12/01/2022)
Advisors Capital Active All Cap Fund	14.23%	17.22%
S&P 500 Index	17.60%	20.86%
S&P 500® Equal Weight Index	7.85%	11.08%

Performance Inception Date		Dec. 01, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 240,281,902	$ 240,281,902
Holdings Count | shares	6	6
Advisory Fees Paid, Amount		$ 2,775,047
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$240,281,902
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	7%
Total Advisory Fees Paid ($)	$2,775,047

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Growth Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Growth Fund
Class Name	Advisors Capital Growth Fund
Trading Symbol	ACGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs since Inception?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Growth Fund	$185(A.1)	1.87%(A.2)

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.87%
Expenses Short Period Footnote [Text Block]	This report covers the short period from November 1, 2024 (Commencement of Operations) to September 30, 2025. Expenses for a full period would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Advisors Capital Growth Fund launched on November 1, 2024, and had a strong first eleven months. The first half of the fiscal period was characterized by policy uncertainty, leading to weakness in growth stocks which was subsequently offset in the second half of the fiscal year from AI related investment growth, a resilient US economy, and the prospects of the Federal Reserve beginning to cut interest rates. The highest contributors to performance were the positions in SPDR Portfolio S&P 500 Growth ETF and Vanguard Growth ETF whose high exposure to the information technology, consumer discretionary, and communication services sectors helped the Fund post its strong second half results. The lowest contributor to performance was the position in iShares Russell Mid-Cap Growth ETF as mid-cap equities underperformed large-cap for the year. We continue to favor overweighting areas that are exposed to the AI buildout and the high-end US consumer as robust economic growth continues.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
Since Inception(B) (11/18/2024)
Advisors Capital Growth Fund	16.97%
S&P 500 Index	14.79%

Performance Inception Date	Nov. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 87,710,440	$ 87,710,440
Holdings Count | shares	9	9
Advisory Fees Paid, Amount	$ 506,651
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$87,710,440
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	7%
Total Advisory Fees Paid ($)	$506,651

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital International Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital International Fund
Class Name	Advisors Capital International Fund
Trading Symbol	ACIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs since Inception?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital International Fund	$176(A.1)	1.87%(A.2)

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.87%
Expenses Short Period Footnote [Text Block]	This report covers the short period from November 1, 2024 (Commencement of Operations) to September 30, 2025. Expenses for a full period would be higher.
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Advisors Capital International Fund registered a positive return since its inception in November 2024.  Trade concerns initially negatively impacted foreign equities in December 2024, but the Fund recovered the loss in January and posted positive results in each quarter of 2025.  While the Fund emphasizes higher-quality, market conditions favored lower-quality companies for this investment period.  That is, companies with weaker balance sheets, poorer-quality earnings, and lower profitability outperformed.  High-quality companies lagged the benchmark index by 1046 basis points.  Generally accommodative fiscal and monetary policies helped every major region – Europe, Asia Pacific, and North America – advanced over the time period.  The following reflects the largest contributors and detractors by country:

  Positive Countries:

o   China/Hong Kong (+4.51 percentage points)

o   Canada (+4.96 percentage points)

  Negative Countries

o   Ireland (-0.77 percentage points)

o   Indonesia (-0.37 percentage points)

Most governments across the globe added stimulus to their economies to offset negative US tariff impacts.  This boosted more cyclically-geared companies in the Materials and Industrial sectors, while more defensive sectors like Health Care and Consumer Staples investments lagged.  Energy companies detracted due to declining oil and natural gas prices.  The following highlights the largest contributing and detracting companies to the fund's return:

  Positive Contributors

o   Agnico Eagle (+4.02 percentage points) – The gold mining firm benefited from rising gold prices.

o   SITC International (+2.03 percentage points) – Manufacturing moving out of China helps this Asian regional shipping firm.

  Negative Contributors

o   Accenture (-0.77 percentage points) – Investors fear AI may negatively impact the company's long-term IT consulting business.

o   Core Laboratories (-0.66 percentage points) – Falling oil prices negatively impacted the price of this reservoir optimization company.

Continually rising US fiscal deficits provided the backdrop for a weakening US dollar against other major currencies.  Stronger foreign currencies contributed 0.76 percentage points to the Fund's return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
Since Inception(B) (11/18/2024)
Advisors Capital International Fund	6.70%
MSCI ACWI Ex USA NR USD Index	24.86%

Performance Inception Date	Nov. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,652,954	$ 29,652,954
Holdings Count | shares	43	43
Advisory Fees Paid, Amount	$ 180,339
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$29,652,954
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$180,339

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.